EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
Net earnings (loss) attributable to the company	$ 27,199	$ (29,315)	$ (14,541)
Weighted average shares used in computation of:
Basic (in shares)	30,788	31,275	31,083
Diluted (in shares)	30,788	31,275	31,083
Earnings (loss) per share attributable to the company's common shareholders:
Basic (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)
Diluted (in dollars per share)	$ 0.88	$ (0.94)	$ (0.47)